TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

TIAA-CREF Social Choice Equity Fund

TIAA-CREF Social Choice Low Carbon Equity Fund

SUPPLEMENT NO. 2

dated May 1, 2022, to the Statutory Prospectus dated March 1, 2022, as supplemented through March 31, 2022

Effective May 1, 2022, Darren Tran has been added to the portfolio management teams of the TIAA-CREF Social Choice Equity Fund and the TIAA-CREF Social Choice Low Carbon Equity Fund (the “Funds”).

For the TIAA-CREF Social Choice Equity Fund, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 73 of the Statutory Prospectus:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA	Darren Tran, CFA
Title:	Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2005	since 2014	since 2022

For the TIAA-CREF Social Choice Low Carbon Equity Fund, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 83 of the Statutory Prospectus:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA	Darren Tran, CFA
Title:	Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2015	since 2015	since 2022

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in their entirety the entries for the Funds in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 104 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
SOCIAL CHOICE EQUITY FUND Philip James (Jim) Campagna, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	1991	2005
Lei Liao, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2012	2005	2014
Darren Tran, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	2000	2022
SOCIAL CHOICE LOW CARBON EQUITY FUND Philip James (Jim) Campagna, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	1991	2015
Lei Liao, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2012	2005	2015
Darren Tran, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	2000	2022

A41202 (5/22)

TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

TIAA-CREF Social Choice International Equity Fund

SUPPLEMENT NO. 1

dated May 1, 2022, to the Statutory Prospectus dated March 1, 2022

Effective May 1, 2022, Darren Tran has been added to the portfolio management team of the TIAA-CREF Social Choice International Equity Fund (the “Fund”).

Effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 49 of the Statutory Prospectus:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA	Darren Tran, CFA
Title:	Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2015	since 2015	since 2022

Effective immediately, as a result of the portfolio management team change described above, the following hereby replaces in its entirety the entry for the Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 98 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
SOCIAL CHOICE INTERNATIONAL EQUITY FUND Philip James (Jim) Campagna, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	1991	2015
Lei Liao, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2012	2005	2015
Darren Tran, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large–, mid– and small–cap equity index portfolios)	2005	2000	2022

A41203 (5/22)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 2

dated May 1, 2022, to the Statement of Additional Information (“SAI”) dated March 1, 2022 and August 1, 2021, as supplemented through March 31, 2022

Effective May 1, 2022, Darren Tran has been added to the portfolio management teams of the TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund and TIAA-CREF Social Choice Low Carbon Equity Fund.

Accordingly, effective immediately, the following hereby replaces in their entirety the entries for the TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice International Equity Fund and TIAA-CREF Social Choice Low Carbon Equity Fund in the first chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund
Social Choice Equity Fund
Philip James (Jim) Campagna	26	0	6	$150,582	$0	$964	$10,001–50,000
Lei Liao	26	0	6	$150,582	$0	$964	$10,001–50,000
Darren Tran*	13	0	6	$115,152	$0	$853	$10,001–50,000
Social Choice International Equity Fund
Philip James (Jim) Campagna	26	0	6	$157,271	$0	$964	$10,001–50,000
Lei Liao	26	0	6	$157,271	$0	$964	$10,001–50,000
Darren Tran*	13	0	6	$115,152	$0	$853	$10,001–50,000
Social Choice Low Carbon Equity Fund
Philip James (Jim) Campagna	26	0	6	$157,180	$0	$964	$10,001–50,000
Lei Liao	26	0	6	$157,180	$0	$964	$10,001–50,000
Darren Tran*	13	0	6	$115,152	$0	$853	$10,001–50,000
*	This information is as of February 28, 2022.

A41204 (5/22)